Leases, Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee, Operating Lease, Description [Abstract]
Finance lease	$ 0
Balance Sheet Information Related to Leases [Abstract]
Operating lease right-of-use assets	880	$ 1,053
Operating lease liabilities	$ 880	$ 1,053
ASU 2016-02 [Member]
Balance Sheet Information Related to Leases [Abstract]
Operating lease right-of-use assets			$ 1,280
Minimum [Member]
Lessee, Operating Lease, Description [Abstract]
Operating lease term	9 months
Maximum [Member]
Lessee, Operating Lease, Description [Abstract]
Operating lease term	16 years 6 months
Operating lease renewal term	15 years